Retirement Benefits (Schedule of Estimated Future Benefit Payments for Pension and Postretirement Benefits) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Benefits [Member]
2013	$ 210
2014	221
2015	231
2016	242
2017	251
2018-2022	1,394
Non- U.S Pension Benefits [Member]
2013	275
2014	276
2015	287
2016	310
2017	321
2018-2022	1,910
U.S. Postretirement Benefits [Member]
2013	11
2014	11
2015	11
2016	11
2017	11
2018-2022	59
Non- U.S Postretirement Benefits [Member]
2013	4
2014	4
2015	4
2016	4
2017	5
2018-2022	$ 27